Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Revenue Recognition

Breakdown of revenue recognition by product line is as follows:

	Year ended March 31,
	2023	2024	2025
	$	$	$

Sale of products	10,201	5,503	7,412
Sub-contracting income	-	818	-
Maintenance service income	41	-	-
Total revenue from contracts with customers	10,242	6,321	7,412

Breakdown of revenue recognition at a point of time / overtime is as follows:

	Year ended March 31,
	2023	2024	2025
	$	$	$

Revenue recognized at a point of time	10,201	6,321	7,412
Revenue recognized over time	41	-	-
Total revenue from contracts with customers	10,242	6,321	7,412

Schedule of Movement of Contract Liabilities

Movement of contract liabilities are as follows:

	Year ended March 31,
	2024	2025
	$	$

At the beginning of the year	-	10
Deposits received	10	10
Recognized as revenue	-	(10)
Exchange	-	-
At the end of the year	10	10

Schedule of Exchange Rates

Exchange rates used to translate amounts in Chinese Renminbi and Myanmar Kyat into the U.S. dollars, the reporting currency are as follows:

	Year ended March 31,
	2023	2024	2025
Items in the consolidated statement of operations:
Chinese Renminbi	6.83	7.15	7.14
Myanmar Kyat	1,995	2,103	2,510

	As of March 31,
	2025	2024
Balance sheet items, except for equity accounts
Chinese Renminbi	7.27	7.18
Myanmar Kyat	2,103	3,536

Schedule of Gain or Loss on Deregistration

On February 24, 2023, the Group’s non-wholly owned dormant subsidiary, Advanced Clean Innovation Asia (“ACIA”) Limited, was de-registered. Gain or loss on deregistration is calculated as follows:

Net liability of ACIA as of April 1, 2022	$(4)

Share of 49% by non-controlling interest as of April 1, 2022	(2)
Share of profit by non-controlling interest for the year ended March 31, 2023	2

Gain or loss on deregistration	(0)